Costs and Expenses	12 Months Ended
Dec. 31, 2010
Costs and Expenses Abstract
Costs And Expenses
Employment severance costs
	2010	2009	2008
	$	$	$
South Africa	19	10	9
Continental Africa	1	3	-
Americas	3	1	-
	23	14	9

Employee severance costs were due to retrenchments reflecting downsizing and rationalization of operations resulting in a planned reduction in workforce.

	Interest expense
		2010	2009	2008
		$	$	$
	Finance costs on rated bonds	38	-	-
	Finance costs on convertible bonds (1)	22	18	7
	Finance costs on mandatory convertible bonds	13	-	-
	Finance costs on bank loans and overdrafts	19	55	47
	Finance costs on corporate bond	-	-	18
	Unwinding of discount on convertible bonds	27	18	20
	Amortization of deferred loan fees	20	31	2
	Capital lease charges	5	3	3
	Discounting of non-current trade and other debtors	6	6	1
	Other	1	5	4
		151	136	102
	Less : Amounts capitalized (2)	-	(13)	(30)
		151	123	72

(1)	The $1.0 billion 2.375 percent convertible bond (issued February 27, 2004) was repaid on February 27, 2009. On May 22, 2009, AngloGold Ashanti Holdings Finance plc, a wholly-owned subsidiary of the Company, issued $732.5 million 3.5 percent guaranteed convertible bonds due May 2014, convertible into ADSs and guaranteed by AngloGold Ashanti Limited. Refer to Note 19.

(2)	Interest capitalized on qualifying assets. Refer to Note 13.

	Impairment of assets
	Impairments are made up as follows:
		2010	2009	2008
		$	$	$
	South Africa
	Below 120 level at TauTona(1)	47	-	16
	Impairment and write-off of Savuka(2)	16	-	-
	Impairment of Tau Lekoa(3)	8	4	-
	Continental Africa
	Impairment of Iduapriem obsolete tailings storage facility(4)	8	-	-
	Impairment of Geita mining assets(5)	5	-	299
	Impairment of goodwill held in Geita mine(5)	-	-	181
	Impairment and write-off of tailings treatment plant at Obuasi mine(6)	3	-	-
	Impairment and write-off of oxide treatment plant at Obuasi mine(7)	-	4	-
	Impairment of goodwill held in Obuasi mine(8)	-	-	104
	Impairment of abandoned shaft infrastructure and reserve power plant at Obuasi mine(9)	-	-	15
	Impairment of reserve power plant at Iduapriem mine(9)	-	-	3
	Impairment of goodwill held in Iduapriem mine(10)	-	-	14
	Impairment of exploration assets in the DRC(11)	-	-	29
	Impairment of obsolete heap leach plant infrastructure at Siguiri mine	-	-	7
	Americas
	Write-off of mining assets at Serra Grande	3	-	-
	Other
	Impairment and write-off of various minor tangible assets and equipment	1	-	2
		91	8	670

(1)	Due to a change in the mine plan resulting from safety related concerns following seismic activity, a portion of the below 120 level development has been abandoned and will not generate future cash flows.
(2)	Due to a change in the mine plan, the Savuka assets have been abandoned and will not generate future cash flows.
(3)	Following the classification of Tau Lekoa as held for sale in 2009, impairment testing was performed on the held for sale asset. As the estimated fair value less costs to sell did not support the carrying value, an impairment was recorded for held for sale assets. The sale of Tau Lekoa was concluded effective August 1, 2010. Refer to Note 17.
(4)	The use of the tailings storage facility was discontinued.
(5)	Impairment of mining assets in 2010 represents the write-off of vehicles and heavy mining equipment at Geita. In 2008, the annual impairment testing for goodwill was performed for Geita mine and it was determined that its goodwill was fully impaired. The impairment testing for mining assets was performed and the estimated fair value of the mining assets did not support the carrying values and as a result, an impairment of mining assets was recorded. The impairment at Geita mine was due to a combination of factors such as the lower forward gold curve price, higher discount rates and a change in the mine plan revised mainly due to a reduction in reserves resulting from resource model changes, grade factors and an increase in the cost of extraction.
(6)	Due to safety related concerns the use of the tailings treatment plant was discontinued.
(7)	Due to damage suffered by the leach tanks of the treatment plant its use was discontinued in 2009.
(8)	In 2008, the annual impairment testing for goodwill was performed for Obuasi mine and it was determined that its goodwill was fully impaired. The goodwill impairment was the result of factors such as the lower forward gold curve price, higher discount rates and a revised mine plan which incorporated changes in the cost of extraction due to the higher power costs experienced in Ghana.
(9)	The reserve power plant had been placed on care and maintenance during 2008 and was handed over to the Volta Regional Authority in 2009. Both Obuasi mine and Iduapriem mine contributions to the capital cost of the reserve power plant were impaired as the mines would not derive further economic benefit.
(10)	In 2008, the annual impairment testing for goodwill was performed for Iduapriem mine and it was determined that its goodwill was fully impaired. The goodwill impairment was the result of factors such as the lower forward gold curve price, higher discount rates and a revised mine plan which incorporated changes in the cost of extraction due to the higher power costs experienced in Ghana.
(11)	In terms of the volatile political situation in the DRC in 2008, commercial exploitation appeared unlikely and the mineral right value was impaired.

The following estimates and assumptions were used by management when reviewing goodwill and long-lived assets for impairment:

—	the gold price assumption represented management’s best estimate of the future price of gold. In arriving at the estimated long-term gold price, management considered all available market information including current prices, historical averages, and forward pricing curves. The long-term gold price is based on a range of economic and market conditions that will exist over the remaining useful life of the assets; (1)
—	proven and probable ore reserves as well as value beyond proven and probable reserves estimates. For these purposes proven and probable ore reserves of approximately 71.2 million ounces (including joint ventures) as at December 31, 2010 were determined;
—	the real pre-tax discount rate is commensurate with the risks involved which is consistent with the basis used in 2009. The risk factors considered were country risk as well as asset risk for cash flows relating to mines that are not yet in production and deep level mining projects. The country risk factor was based on the Company’s internal assessment of country risk relative to the issues experienced in the countries in which it operates and explores;
—	foreign currency cash flows were translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency; and
—	cash flows used in impairment calculations were based on life of mine plans.

Estimates and assumptions used by management included the following:

		2010	2009	2008
		$ per ounce	$ per ounce	$ per ounce
(1)	Long-term real gold price	1,113	906	817

The real pre-tax discount rates applied in the 2010 impairment calculations on reporting units with significant assigned goodwill were as follows:

Percentage
Australasia
Sunrise Dam	11.1%
Americas
Cripple Creek	6.5%

In addition to the gold price and discount rate assumptions described above, the factors affecting the estimates include:

  changes in proven and probable ore reserves as well as value beyond proven and probable reserves;
  the grade of ore reserves as well as value beyond proven and probable reserves may vary significantly from time to time;
  differences between actual commodity prices and commodity price assumptions;
  unforeseen operational issues; and
  changes in capital, operating mining, processing and reclamation costs and foreign exchange rates.

The real pre-tax discount rates applied in the 2008 impairment calculations to determine reporting unit's fair value were as follows:

Discount rate
Continental Africa
Geita	11.5%
Obuasi	9.0%
Iduapriem	8.8%

	Environmental rehabilitation obligations
	Long-term environmental obligations comprising decommissioning and restoration are based on the Company’s environmental management plans, in compliance with the current environmental and regulatory requirements.

		$
	The following is a reconciliation of the total liabilities for asset retirement obligations:

	Balance as at December 31, 2009	385
	Additions to liabilities	26
	Liabilities settled	(6)
	Accretion expense	22
	Change in assumptions	76	(1)
	Other movements	2
	Translation	25
	Balance as at December 31, 2010	530

(1)	Revisions relate to changes in laws and regulations governing the protection of the environment and factors relating to rehabilitation estimates, cost escalations and a change in the quantities of material in reserves and a corresponding change in the life of mine plan. These liabilities are anticipated to unwind beyond the end of the life of mine.

These liabilities mainly relate to obligations at the Company’s active and inactive mines to perform reclamation and remediation activities in order to meet applicable existing environmental laws and regulations.

Certain amounts have been contributed to a rehabilitation trust and environmental protection bond under the Company's control. The monies in the trust and bond are invested primarily in interest bearing debt securities and cash and are included in Other long-term assets in the Company’s consolidated balance sheet. Cash balances held in the trust and bond are classified as restricted cash in the Company’s consolidated balance sheets. As at December 31, the carrying amounts and estimated fair values of balances held in the trust and bond were as follows:

	December 31, 2010		December 31, 2009

	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$

Securities	117	118	69	69
Cash	32	32	53	53
	149	150	122	122

Operating lease charges

Operating lease rentals are charged against income in a systematic manner related to the period the leased property will be used. Lease charges relate mainly to the hire of plant and machinery and other land and buildings.

Operating leases for plant and machinery are for contracts entered into with mining contractors. The contracts are for specified periods and include escalation clauses. Renewals are at the discretion of the respective operating mine. Certain contracts include the provision of penalties payable on early exiting or cancellation.

Rental expense(1)
	2010	2009	2008
	$	$	$

Comprising of:
Minimum rentals	23	33	30

(1)Included in production costs for each period presented.

Future minimum rental payments are:
2011	18
2012	7
2013	1
2014	1
Thereafter	-
	27

	(Profit)/loss on sale of assets, realization of loans, indirect taxes and other
		2010	2009	2008
		$	$	$
	Mandatory convertible bonds underwriting and professional fees	26	-	-
	Loss on disposal of land, equipment and assets, mineral rights and exploration properties(1)	19	13	2
	Indirect tax expenses and legal claims(2)	17	29	(18)
	Impairment of other receivables	9	7	-
	Loss on sale of Tau Lekoa Gold mine(3)	7	-	-
	Impairment of investments(4)	2	12	6
	Mining contractor termination costs	1	-	1
	Profit on disposal of investments(5)	(52)	-	-
	Net insurance claim recovery(6)	(19)	(7)	-
	Royalties received(7)	(8)	-	-
	(Recovery)/loss on consignment inventory	(5)	12	-
	Profit on disposal of joint venture interest in Boddington Gold mine in Australia(8)	-	(56)	-
	Profit on disposal of certain exploration interests in Colombia to B2Gold Corporation	-	-	(33)
	Certain royalty and production related payment interests in the United States of America sold to Royal Gold Inc.	-	-	(14)
	Deferred income on sale of La Rescatada exploration interest recognized in Peru	-	-	(8)
	Recovery of exploration costs previously expensed in South Africa and Peru	-	-	(4)
	Contributions by other members to Nufcor Uranium Trust situated in South Africa	-	-	(3)
	Profit on disposal of the Company’s equity interest held in Nufcor International Limited	-	-	(2)
	Costs relating to the issue of rights granted to E ordinary shareholders	-	-	9
		(3)	10	(64)

(1)	Refers to the disposal and derecognition of land, equipment and assets, mineral rights and exploration properties in South Africa, Continental Africa and the Americas.

(2)	Indirect taxes and legal claims are in respect of:
	South Africa	1
	Tanzania	6	25	(15)
	Guinea	10	7	(3)
	Brazil		(3)

(3)	The sale of Tau Lekoa Gold mine was concluded effective August 1, 2010. Refer to Note 17.

(4)	Impairment of investments include the following (refer to Note 16):
	Corvus Gold Incorporated (United States of America)	2
	B2Gold Corporation shares (Colombia)		12
	Red 5 Limited shares (Australia)			4
	Dynasty Gold Corporation shares (China)			2

(5)	Profit on disposal of investments include:
	B2Gold Corporation (Colombia)	(45)
	Red 5 Limited (Australia)	(7)

(6)	Includes business interruption insurance following a seismic event which resulted in the suspension of operations at Savuka Gold mine (in South Africa) during 2009. The Company has recovered $46 million to date from its insurers. Amounts received included:
	Business interruption recoveries	(19)	(11)
	Reimbursement of costs (included in Production costs)	(16)

(7)	Royalties received are mainly from Newmont Mining Corporation in connection with the 2009 sale of the joint venture interest in Boddington Gold mine and Simmers & Jack Mines Limited in connection with the 2010 sale of Tau Lekoa Gold mine.

(8)	Included $31 million foreign exchange transaction loss.

Non-hedge derivative loss and movement on bonds

Non-hedge derivative loss
	2010	2009	2008
	$	$	$
Loss on non-hedge derivatives	703	1,452	258

The net loss recorded for the year ended December 31, 2010 relates to the accelerated hedge book settlement, normal realized losses on non-hedge derivatives, the fair value movements of the conversion features of convertible bonds amounting to $1 million (2009: $33 million) (as described in note 19), the revaluation of non-hedge derivatives resulting from changes in the prevailing spot gold price, exchange rates, interest rates and volatilities during the year.

During 2010, the Company eliminated its gold hedge book. The loss of scheduled hedge book maturities during 2010 was $277 million. Loss on non-hedge derivatives includes a realized loss of $2,698 million relating to the final tranche of the accelerated hedge buy-back that commenced in September 2010 and was concluded on October 7, 2010. The final phase of the hedge restructuring was funded with proceeds from the equity offering (refer to Note 22) and the three-year mandatory convertible bonds (refer to Note 19) issued in September, as well as cash from internal sources and debt facilities.

During July 2009, the Company embarked on a hedge buy back that resulted in the accelerated settlement of both non-hedge and forward gold contracts qualifying for the normal purchases and sales exemption (which permits the Company to not record such amounts in its financial statements until the maturity date of the contract) under which the Company had committed to deliver a specified quantity of gold at a future date in exchange for an agreed price. These effects are reflected in the table below.

Effects of the accelerated hedge settlements

	2010	2009	2008
	$	$	$
Accelerated hedge settlement of non-hedge derivatives	2,698	797	1,088
Previously designated NPSE contracts	405	580	-
Other non-hedge derivative contracts	2,293	217	1,088

In addition to the accelerated hedge settlement during 2008, the Company recognized a loss of $150 million on forward gold contracts previously qualifying for the normal sale exemption, due to the inability of a single counterpart to accept physical delivery of gold for the forward contracts that had matured. Accordingly, the remaining contracts with this counterpart for future periods were accounted for at fair value on balance sheet, with changes in fair value reflected in the income statement.

The hedge buy-back and re-designation of contracts effected in 2009 resulted in an increase in current non-hedge derivative liabilities and a consequential loss on non-hedge derivatives. During 2010, all the contracts that were previously designated as normal purchase and sale exempted (“NPSE”) were closed out and recorded as a non-hedge derivative loss.

As a result of the accelerated cash settlement of the NPSE contracts during July 2009, the FASB ASC guidance on derivatives and hedging necessitated a review of the continuing designation of, and accounting treatment for, the remaining NPSE contracts that were not part of the accelerated settlement. Management concluded, in accordance with the provisions of the FASB ASC guidance, to re-designate all remaining NPSE contracts as non-hedge derivatives and to account for such contracts at fair value on the balance sheet with changes in fair value accounted for in the income statement.

The effect of the NPSE re-designation in July 2009 and subsequent accounting for these contracts is stated below.

	2010	2009
	$	$
Liability at beginning of period	556	-
Non-hedge derivative losses recognized in respect of NPSE re-designation	-	543
Fair value movements (recorded in non-hedge derivative loss)	131	143
Realized settlements	(687)	(130)
Liability as at December 31	-	556

Movement on bonds
	2010	2009	2008
	$	$	$
Fair value loss on mandatory convertible bonds	83	-	-

Fair value movements on the mandatory convertible bonds relate to the ex interest NYSE closing price as further discussed in Note 19.

Other operating items
	2010	2009	2008
	$	$	$
Comprising of:
Realized loss on other commodity contracts	-	-	32
Provision reversed on loss on future deliveries of other commodities	-	-	(5)
Unrealized gain on other commodity physical borrowings	-	-	(8)
	-	-	19